ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses

	December 31,
	2025	2024
Accounts payable	$1,091,113	$684,324
Accrued credit cards	12,206	14,322
Accrued liability for settlement of previously factored receivables	221,441	242,292
Accrued income and property taxes	3,687	3,317
Accrued professional fees	99,114	29,122
Accrued board fees	–	15,000
Accrued expense - dividend payable	35,108	32,190
Accrued public company fees	5,000	5,000
Accrued payroll and bonuses	268,346	346,347
Accrued expense - other	24,750	7,846
Total	$1,760,765	$1,379,760